Investment in equity accounted investees (Details 1) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2021 INR (₨)
Investments accounted for using equity method [Line Items]
Current assets		₨ 248,049			₨ 204,253				$ 2,976
Non-current assets		139,469			117,601				1,673
Total assets		387,518			321,854				4,650
Equity		280,550			230,991		₨ 190,527		3,366	₨ 173,062
Liabilities		96,039			85,845				1,152
Total equity and liabilities		387,518			321,854				4,650
Revenues		279,164	[1]	$ 3,350	245,879	[1]	214,391	[1]
Profit for the year		55,684		668	45,067		23,568
Company's share of profits for the year		147		$ 2	370		₨ 703
Carrying value of the Company's investment		₨ 4,196			₨ 4,702				$ 50
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Ownership		51.30%		51.30%	51.30%		51.30%
Current assets		₨ 6,447			₨ 6,972		₨ 7,569
Non-current assets		3,799			3,372		2,460
Total assets		10,246			10,344		10,029
Equity		7,692			8,696		7,944
Liabilities		2,554			1,648		2,085
Total equity and liabilities		10,246			10,344		10,029
Revenues		9,688			9,323		9,867
Expenses		9,396			8,598		8,480
Profit for the year		292			725		1,387
Company's share of profits for the year		150			372		712
Carrying value of the Company's investment	[2]	4,130			4,645		4,259
Translation adjustment arising out of translation of foreign currency balances		₨ 472			₨ 692		₨ 678

[1]	Revenues for the year ended March 31, 2024 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.10,707 (as compared to Rs.7,321 and Rs.6,255 for the years ended March 31, 2023 and 2022, respectively) and from the PSAI segment to the Others segment which amount to Rs.72 (as compared to Rs.128 and Rs.0 for the years ended March 31, 2023 and 2022, respectively)
[2]	Includes Rs.181 representing the goodwill on acquisition of investment.